Payables and other current liabilities - Disclosure of tax and employee-related payables (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Employee-related payables	€ 2,184	€ 2,742
Social security and other	881	1,783
Other tax and related payments	163	184
Tax and employee-related payables	€ 3,228	€ 4,709